Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions
Schedule of provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of June 30, 2024	48,708	29	48,737
Additions (i)	7,117	109	7,226
Decreases (i)	(2,610)	(47)	(2,657)
Participation in the results	-	124	124
Inflation adjustment	(826)	-	(826)
Currency translation adjustment	303	-	303
Used during the year	(2,592)	-	(2,592)
As of June 30, 2025	50,100	215	50,315
Additions (i)	7,841	-	7,841
Decreases (i)	(1,292)	(109)	(1,401)
Participation in the results	-	78	78
Inflation adjustment	(881)	-	(881)
Incorporation by business combination (iv)	393	-	393
Currency translation adjustment	16	-	16
Used during the year	(1,442)	-	(1,442)
As of June 30, 2026	54,735	184	54,919
	06.30.2026	06.30.2025
Non-current	48,864	43,311
Current	6,055	7,004
Total	54,919	50,315